Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000120713 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Charter Fund (Class R6)
Accumulated Value	$ 10,000		$ 10,399	$ 11,883	$ 11,923	$ 13,518	$ 14,489	$ 20,356	$ 16,609	$ 18,243	$ 25,116	$ 30,129
C000021943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Charter Fund (Class R5)
Accumulated Value	10,000		10,392	11,866	11,896	13,484	14,443	20,274	16,523	18,143	24,968	29,915
C000069441 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Charter Fund (Class Y)
Accumulated Value	10,000		10,376	11,842	11,869	13,441	14,385	20,191	16,450	18,047	24,845	29,769
C000081511 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Charter Fund (Class S)
Accumulated Value	10,000		10,363	11,807	11,816	13,363	14,274	20,012	16,287	17,845	24,511	29,337
C000000680 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Charter Fund (Class R)
Accumulated Value	10,000		10,324	11,720	11,692	13,175	14,026	19,590	15,886	17,343	23,751	28,318
C000000679 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Charter Fund (Class C) —including sales charge
Accumulated Value	10,000		10,273	11,607	11,514	12,912	13,681	19,016	15,337	16,664	22,870	27,337
C000000677 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Charter Fund (Class A) —including sales charge
Accumulated Value	9,450		9,785	11,138	11,133	12,576	13,420	18,801	15,283	16,726	22,955	27,442
C000000691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Diversified Dividend Fund (Class A) —including sales charge
Accumulated Value	9,450		10,042	11,213	11,181	12,628	11,583	15,412	15,273	14,940	19,135	21,239
C000000693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Diversified Dividend Fund (Class C) —including sales charge
Accumulated Value	10,000		10,541	11,684	11,566	12,963	11,802	15,581	15,328	14,885	19,064	21,158
C000029594 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Diversified Dividend Fund (Class R)
Accumulated Value	10,000		10,593	11,801	11,739	13,228	12,106	16,059	15,874	15,491	19,790	21,908
C000069443 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Diversified Dividend Fund (Class Y)
Accumulated Value	10,000		10,653	11,924	11,920	13,501	12,412	16,552	16,446	16,129	20,704	23,046
C000029595 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Diversified Dividend Fund (Investor Class)
Accumulated Value	10,000		10,629	11,872	11,849	13,389	12,296	16,367	16,235	15,905	20,390	22,643
C000021945 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Diversified Dividend Fund (Class R5)
Accumulated Value	10,000		10,659	11,936	11,939	13,525	12,446	16,601	16,500	16,195	20,800	23,140
C000120714 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Diversified Dividend Fund (Class R6)
Accumulated Value	10,000		10,663	11,959	11,967	13,576	12,506	16,694	16,597	16,303	20,953	23,328
C000188847 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Summit Fund (Class R6)
Accumulated Value	10,000		10,081	13,041	13,992	16,472	21,683	29,541	19,728	22,399	32,798	41,384
C000069445 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Summit Fund (Class R5)
Accumulated Value	10,000		10,110	13,099	14,055	16,533	21,752	29,613	19,759	22,422	32,822	41,423
C000069444 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Summit Fund (Class Y)
Accumulated Value	10,000		10,105	13,082	14,030	16,506	21,711	29,574	19,738	22,402	32,800	41,367
C000081512 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Summit Fund (Class S)
Accumulated Value	10,000		10,092	13,048	13,977	16,415	21,569	29,338	19,559	22,165	32,386	40,794
C000265798 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Summit Fund (Class R)
Accumulated Value	10,000		10,055	12,960	13,827	16,187	21,191	28,715	19,079	21,542	31,375	39,371
C000063686 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Summit Fund (Class P)
Accumulated Value	10,000		10,098	13,059	13,991	16,446	21,614	29,415	19,614	22,242	32,512	40,972
C000063685 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Summit Fund (Class C) —including sales charge
Accumulated Value	10,000		10,009	12,827	13,624	15,863	20,661	27,864	18,410	20,694	30,216	38,012
C000063683 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Summit Fund (Class A) —including sales charge
Accumulated Value	9,450		9,527	12,308	13,164	15,449	20,274	27,542	18,346	20,765	30,319	38,155
C000209248 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street All Cap Fund® (Class A) —including sales charge
Accumulated Value	9,450		9,657	11,585	11,726	13,281	14,781	20,815	17,138	19,041	26,739	32,804
C000209247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street All Cap Fund® (Class C) —including sales charge
Accumulated Value	10,000		10,144	12,074	12,134	13,636	15,070	21,066	17,212	18,980	26,652	32,701
C000209246 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street All Cap Fund® (Class R)
Accumulated Value	10,000		10,190	12,200	12,318	13,907	15,438	21,686	17,812	19,748	27,659	33,844
C000209245 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street All Cap Fund® (Class Y)
Accumulated Value	10,000		10,246	12,320	12,503	14,189	15,834	22,349	18,448	20,554	28,928	35,584
C000209244 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street All Cap Fund® (Class R5)
Accumulated Value	10,000		10,219	12,259	12,408	14,077	15,716	22,196	18,342	20,447	28,807	35,458
C000209243 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street All Cap Fund® (Class R6)
Accumulated Value	10,000		10,219	12,259	12,408	14,077	15,721	22,219	18,355	20,470	28,831	35,492
C000209264 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street Fund® (Class R6)
Accumulated Value	10,000		10,435	12,589	12,991	14,952	16,111	22,676	18,515	20,230	28,038	33,459
C000209260 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street Fund® (Class R5)
Accumulated Value	10,000		10,390	12,484	12,833	14,735	15,877	22,344	18,247	19,940	27,637	32,981
C000209258 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street Fund® (Class Y)
Accumulated Value	10,000		10,414	12,543	12,923	14,849	15,984	22,469	18,330	20,018	27,724	33,065
C000209256 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street Fund® (Class R)
Accumulated Value	10,000		10,363	12,421	12,733	14,558	15,590	21,807	17,708	19,237	26,514	31,461
C000209253 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street Fund® (Class C) —including sales charge
Accumulated Value	10,000		10,311	12,298	12,543	14,271	15,206	21,164	17,096	18,484	25,545	30,393
C000209266 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Main Street Fund® (Class A) —including sales charge
Accumulated Value	9,450		9,818	11,798	12,128	13,905	14,931	20,942	17,045	18,571	25,667	30,538
C000209276 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rising Dividends Fund (Class A) —including sales charge
Accumulated Value	9,450		9,320	11,131	11,619	13,048	13,837	18,934	16,978	18,291	24,101	28,369
C000209268 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rising Dividends Fund (Class C) —including sales charge
Accumulated Value	10,000		9,787	11,601	12,024	13,400	14,101	19,153	17,047	18,222	24,010	28,264
C000209270 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rising Dividends Fund (Class R)
Accumulated Value	10,000		9,837	11,718	12,206	13,670	14,456	19,736	17,649	18,968	24,933	29,289
C000209271 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rising Dividends Fund (Class Y)
Accumulated Value	10,000		9,889	11,836	12,389	13,940	14,817	20,329	18,272	19,730	26,070	30,768
C000209272 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rising Dividends Fund (Class R5)
Accumulated Value	10,000		9,863	11,778	12,295	13,834	14,721	20,216	18,182	19,656	25,991	30,700
C000209273 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Rising Dividends Fund (Class R6)
Accumulated Value	10,000		9,908	11,879	12,451	14,035	14,944	20,518	18,458	19,951	26,375	31,161
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		10,451	12,921	13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		10,426	12,893	13,793	15,745	17,456	25,051	20,948	22,935	31,665	38,358
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	10,000		10,637	12,528	12,909	14,356	13,270	19,077	17,742	17,766	23,269	25,863
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Accumulated Value	10,000		10,228	13,267	14,688	17,200	22,226	31,830	24,001	28,549	41,044	53,572
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	$ 10,000		$ 10,424	$ 12,924	$ 13,776	$ 15,635	$ 17,221	$ 24,782	$ 20,688	$ 22,422	$ 30,910	$ 37,343